Subsequent events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
Barclays announced on 9 February 2024 that Barclays Bank UK PLC has entered into an agreement with Tesco Personal Finance plc
(operating using the trading name “Tesco Bank”) to acquire its retail banking business, which includes credit cards, unsecured personal loans, deposits and the operating infrastructure. Additionally upon completion, Barclays Bank UK PLC will enter into a long-term, exclusive strategic partnership with Tesco Stores Limited for an initial period of 10 years to market and distribute credit cards, unsecured personal loans and deposits using the Tesco brand, as well as explore other opportunities to offer financial services to Tesco customers. The transaction involves the acquisition of approximately £8.3bn of unsecured lending balances, including approximately
£4.2bn of gross credit card receivables and £4.1bn of gross unsecured personal loans, together with approximately £6.7bn in customer deposits. The acquisition is expected to to occur in H2 2024, subject to court sanction and regulatory approvals.